Subsequent Events (Details)		3 Months Ended
	May 10, 2022 $ / shares	Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Subsequent Event [Line Items]
Stock exchange ratio		1
Class A Common Stock
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001
Subsequent event | CSSE | Class A Common Stock
Subsequent Event [Line Items]
Stock exchange ratio	0.087
Common stock, par value	$ 0.0001